Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	The components of income from continuing operations before provision for income taxes are as follows:

(In millions)	2013	2012	2011

U.S.	$914.9	$908.5	$812.1
Non-U.S.	404.6	360.9	320.7

	$1,319.5	$1,269.4	$1,132.8

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
(In millions)	2013	2012	2011

Current Income Tax Provision
Federal	$242.5	$160.5	$149.7
Non-U.S.	210.1	92.1	68.5
State	13.5	16.1	14.6

	466.1	268.7	232.8

Deferred Income Tax Provision (Benefit)
Federal	$(241.3)	$(40.8)	$(11.4)
Non-U.S.	(178.8)	(205.2)	(107.0)
State	(5.6)	(11.7)	(5.0)

	(425.7)	(257.7)	(123.4)

	$40.4	$11.0	$109.4

Schedule of Continuing and Discontinued Operations Income Tax Expense (Benefit) [Table Text Block]
(In millions)	2013	2012	2011

Continuing Operations	$40.4	$11.0	$109.4
Discontinued Operations	(3.7)	(44.0)	191.5

	$36.7	$(33.0)	$300.9

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	The provision for income taxes in the accompanying statement of income differs from the provision calculated by applying the statutory federal income tax rate of 35% to income from continuing operations before provision for income taxes due to the following:

(In millions)	2013	2012	2011

Provision for Income Taxes at Statutory Rate	$461.8	$444.3	$396.5

Increases (Decreases) Resulting From:
Foreign rate differential	(180.2)	(319.5)	(279.6)
Impact of change in tax laws and apportionment on deferred taxes	3.3	(53.7)	11.7
Income tax credits	(227.6)	(52.1)	(24.8)
Manufacturing deduction	(33.6)	(27.3)	(27.0)
State income taxes, net of federal tax	(3.8)	(8.6)	0.3
Nondeductible expenses	19.6	8.1	17.5
Provision (reversal) of tax reserves, net	(4.3)	14.8	0.6
Tax return reassessments and settlements	10.5	—	3.0
Other, net	(5.3)	5.0	11.2

	$40.4	$11.0	$109.4

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
(In millions)	2013	2012

Deferred Tax Asset (Liability)
Depreciation and amortization	$(2,319.1)	$(2,543.9)
Net operating loss and credit carryforwards	690.7	486.6
Reserves and accruals	125.4	116.0
Accrued compensation	195.1	210.0
Inventory basis difference	61.2	67.4
Other capitalized costs	51.9	53.9
Unrealized losses on hedging instruments	14.7	21.0
Other, net	36.0	48.9

	(1,144.1)	(1,540.1)
Less: Valuation allowance	76.8	113.7

	$(1,220.9)	$(1,653.8)

Summary of Income Tax Contingencies [Table Text Block]
(In millions)	2013	2012	2011

Balance at beginning of year	$164.8	$120.3	$62.1
Additions for tax positions of current year	12.6	20.5	43.2
Additions for tax positions of prior years	15.6	31.8	18.6
Reductions for tax positions of prior years	—	—	(2.1)
Closure of tax years	(7.2)	(7.8)	—
Settlements	(51.6)	—	(1.5)

	$134.2	$164.8	$120.3